UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street
         London, United Kingdom  W1J 0AH

13F File Number:  028-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700


Signature, Place, and Date of Signing:

 /s/    David Blood     London, UK     August 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $3,260,553 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106   127004   556182 SH       SOLE                   386643        0   169539
AMDOCS LTD                     ORD              G02602103   151511  5097948 SH       SOLE                  3548107        0  1549841
ANSYS INC                      COM              03662Q105    34392   544952 SH       SOLE                   380091        0   164861
AUTODESK INC                   COM              052769106     8433   241000 SH       SOLE                   241000        0        0
BARD C R INC                   COM              067383109    98477   916581 SH       SOLE                   638941        0   277640
BECTON DICKINSON & CO          COM              075887109   204392  2734346 SH       SOLE                  1901762        0   832584
BLACKBAUD INC                  COM              09227Q100    56344  2194951 SH       SOLE                  1526745        0   668206
BROWN & BROWN INC              COM              115236101   147666  5414970 SH       SOLE                  3774771        0  1640199
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209    59630  1018795 SH       SOLE                   708600        0   310195
COLGATE PALMOLIVE CO           COM              194162103    93035   893710 SH       SOLE                   621601        0   272109
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100    93167  5558900 SH       SOLE                  3959600        0  1599300
DANAHER CORP DEL               COM              235851102   326910  6277072 SH       SOLE                  4364141        0  1912931
DIGI INTL INC                  COM              253798102    16928  1653164 SH       SOLE                  1653164        0        0
EBAY INC                       COM              278642103   252433  6008875 SH       SOLE                  4179241        0  1829634
JONES LANG LASALLE INC         COM              48020Q107   132887  1888400 SH       SOLE                  1312909        0   575491
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    54712  1806280 SH       SOLE                  1328089        0   478191
MSCI INC                       COM              55354G100   118766  3491060 SH       SOLE                  2434852        0  1056208
NIELSEN HOLDINGS N V           COM              N63218106    87701  3344820 SH       SOLE                  2339825        0  1004995
NORTHERN TR CORP               COM              665859104   123134  2675661 SH       SOLE                  1883408        0   792253
PAYCHEX INC                    COM              704326107    95711  3047143 SH       SOLE                  2122887        0   924256
POLYPORE INTL INC              COM              73179V103    51464  1274178 SH       SOLE                   885597        0   388581
PROCTER & GAMBLE CO            COM              742718109   102557  1674399 SH       SOLE                  1169333        0   505066
QUALCOMM INC                   COM              747525103   102609  1842830 SH       SOLE                  1349330        0   493500
QUANTA SVCS INC                COM              74762E102    17884   743000 SH       SOLE                   743000        0        0
SCHEIN HENRY INC               COM              806407102   349460  4452287 SH       SOLE                  3097053        0  1355234
SIGMA ALDRICH CORP             COM              826552101    72255   977344 SH       SOLE                   680959        0   296385
SPDR S&P 500 ETF TR            TR UNIT          78462F103     9539    70000 SH       SOLE                    17000        0    53000
STRAYER ED INC                 COM              863236105    90704   831990 SH       SOLE                   577028        0   254962
VARIAN MED SYS INC             COM              92220P105   117946  1940856 SH       SOLE                  1357749        0   583107
VERISK ANALYTICS INC           CL A             92345Y106    62902  1276935 SH       SOLE                   887819        0   389116